Accounts Receivable, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Provision for doubtful accounts	¥ 11,688	$ 1,796	¥ 42,533	¥ 13,641